INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES - NARRATIVE (Details) - USD ($) $ in Millions			12 Months Ended
	May 21, 2020	Feb. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Premiums earned on reinsurance transactions			$ 6.1	$ 5.2
Due from affiliates			10.7	88.3
Due to affiliates			13.7	7.9
AllianceBernstein
Related Party Transaction [Line Items]
Carrying amount			65.5	58.7
Equitable Financial Life Insurance Company
Related Party Transaction [Line Items]
Related party transactions			136.1	130.5	$ 156.3
AllianceBernstein - Investment Advisory And Management Services
Related Party Transaction [Line Items]
Related party transactions			2.1	1.8	1.8
Equitable Network LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			92.6	103.7	113.2
Equitable Distributors LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			52.9	$ 52.0	$ 47.5
Letter of Credit
Related Party Transaction [Line Items]
Line of credit			$ 45.0
Unassigned Surplus (Deficit)
Related Party Transaction [Line Items]
Capital contribution	$ 200.0	$ 85.0